AST INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 97.0%
Common Stocks — 95.7%
Australia — 3.5%
AGL Energy Ltd.	60,967	$253,270
Austal Ltd.	469,461	630,362
Beach Energy Ltd.	633,904	680,994
BHP Group Ltd.	37,988	1,029,577
Fortescue Metals Group Ltd.	171,684	1,848,204
Harvey Norman Holdings Ltd.	346,202	1,249,027
Inghams Group Ltd.	248,618	736,440
JB Hi-Fi Ltd.	27,411	895,203
Metcash Ltd.	310,819	870,561
Mineral Resources Ltd.	29,171	939,873
Mirvac Group, REIT	351,114	749,924
Myer Holdings Ltd.*	481,659	197,237
NRW Holdings Ltd.	243,296	271,433
Perenti Global Ltd.	408,974	240,539
Qantas Airways Ltd.*	260,383	1,057,438
Rio Tinto Ltd.	24,400	1,758,302
St. Barbara Ltd.	477,044	461,181
Stockland, REIT	276,395	881,900
Super Retail Group Ltd.	135,754	1,192,051
		15,943,516
Austria — 0.9%
BAWAG Group AG, 144A*	25,651	1,641,087
OMV AG	22,615	1,351,864
Wienerberger AG	30,998	1,053,790
		4,046,741
Belgium — 0.7%
Bekaert SA	28,828	1,197,124
Telenet Group Holding NV	26,270	1,006,594
UCB SA	8,200	914,616
		3,118,334
Brazil — 0.3%
Yara International ASA	30,300	1,502,763
Canada — 1.3%
CAE, Inc.*	51,588	1,541,205
Suncor Energy, Inc.	111,428	2,310,200
TMX Group Ltd.	18,617	2,007,655
		5,859,060
China — 2.0%
Autohome, Inc., ADR	30,294	1,421,697
China Longyuan Power Group Corp. Ltd. (Class H Stock)	677,247	1,664,017
China Resources Cement Holdings Ltd.	625,429	601,645
ENN Energy Holdings Ltd.	71,651	1,175,992
ESR Cayman Ltd., 144A*	610,157	1,847,411
Kingboard Holdings Ltd.	192,106	871,098
Lee & Man Paper Manufacturing Ltd.	634,795	464,404
Shenzhen International Holdings Ltd.	278,794	359,812
Wilmar International Ltd.	220,933	681,670
		9,087,746
	Shares	Value
Common Stocks (continued)
Denmark — 2.1%
AP Moller - Maersk A/S (Class B Stock)	525	$1,417,708
Carlsberg A/S (Class B Stock)	14,398	2,351,033
Danske Bank A/S	61,630	1,038,386
DFDS A/S*	12,289	653,007
Jyske Bank A/S*	28,370	1,222,497
Vestas Wind Systems A/S	68,208	2,734,334
		9,416,965
Finland — 1.6%
Nordea Bank Abp	352,468	4,553,498
Sampo OYJ (Class A Stock)	25,167	1,248,041
Valmet OYJ	35,771	1,295,623
		7,097,162
France — 10.4%
Air Liquide SA	16,372	2,625,584
Alstom SA	29,437	1,117,107
Arkema SA	11,124	1,472,216
Atos SE	9,595	510,902
AXA SA	79,743	2,213,750
BNP Paribas SA	37,600	2,400,528
Bouygues SA	50,756	2,097,044
Capgemini SE	18,876	3,922,265
Carrefour SA	94,225	1,693,532
Cie de Saint-Gobain	26,772	1,803,013
Cie Generale des Etablissements Michelin SCA	6,967	1,067,907
CNP Assurances	51,372	813,240
Credit Agricole SA	90,091	1,240,029
Engie SA	268,324	3,522,002
Faurecia SE	6,000	282,355
Imerys SA	14,847	642,279
Ipsen SA	9,000	860,325
Orange SA	179,131	1,937,257
Pernod Ricard SA	10,386	2,290,406
Rubis SCA	17,817	616,333
Sanofi	83,674	8,043,070
Societe BIC SA	12,679	747,223
Societe Generale SA	33,190	1,039,430
Sopra Steria Group SACA	3,769	699,251
TotalEnergies SE	71,177	3,396,086
		47,053,134
Germany — 8.1%
adidas AG	4,225	1,326,886
Allianz SE	7,697	1,732,376
Aurubis AG	10,531	794,084
Bayer AG	24,990	1,357,482
Bayerische Motoren Werke AG	19,781	1,905,837
Continental AG*	15,367	1,676,648
Daimler AG	32,003	2,829,235
Deutsche Lufthansa AG*(a)	41,207	281,014
Deutsche Post AG	51,899	3,263,682
Deutsche Telekom AG	61,699	1,239,005
Fresenius SE & Co. KGaA	29,833	1,429,281
HeidelbergCement AG	10,256	765,927
A1

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
HOCHTIEF AG	12,222	$976,402
Infineon Technologies AG	46,793	1,920,314
Merck KGaA	12,365	2,683,550
MTU Aero Engines AG	11,966	2,698,786
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,901	791,271
ProSiebenSat.1 Media SE	81,643	1,489,929
Rheinmetall AG	17,862	1,745,457
Siltronic AG	6,739	1,067,251
United Internet AG	21,906	849,133
Vitesco Technologies Group AG*	3,089	182,473
Volkswagen AG	6,602	2,036,687
Vonovia SE	24,324	1,461,339
		36,504,049
Hong Kong — 1.3%
CK Asset Holdings Ltd.	143,794	829,019
Dah Sing Financial Holdings Ltd.	166,731	498,459
PAX Global Technology Ltd.	480,000	603,592
Tongda Group Holdings Ltd.*	8,191,350	255,656
VTech Holdings Ltd.	62,800	457,594
WH Group Ltd., 144A	1,649,479	1,171,071
Xinyi Glass Holdings Ltd.	423,045	1,263,425
Yue Yuen Industrial Holdings Ltd.*	390,836	790,120
		5,868,936
India — 0.4%
Reliance Industries Ltd., 144A, GDR	25,405	1,731,265
Ireland — 0.5%
Ryanair Holdings PLC, ADR*	20,079	2,209,895
Israel — 0.9%
Bank Leumi Le-Israel BM	261,986	2,233,904
Check Point Software Technologies Ltd.*	9,457	1,069,019
Isracard Ltd.	2,933	12,210
Teva Pharmaceutical Industries Ltd.*	90,700	893,089
		4,208,222
Italy — 2.6%
A2A SpA	543,654	1,116,844
Enel SpA	513,020	3,951,096
Eni SpA	150,000	1,982,110
Leonardo SpA*	114,236	941,379
Mediobanca Banca di Credito Finanziario SpA*	88,584	1,066,373
Pirelli & C SpA, 144A	120,471	703,095
Unipol Gruppo SpA	157,020	913,774
UnipolSai Assicurazioni SpA	312,920	881,199
		11,555,870
Japan — 22.1%
AEON REIT Investment Corp.	662	890,360
Air Water, Inc.	45	718
Aozora Bank Ltd.	37,759	925,715
Asics Corp.	49,043	1,119,059
Astellas Pharma, Inc.	142,766	2,352,835
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Bandai Namco Holdings, Inc.	15,200	$1,139,234
Brother Industries Ltd.	39,379	867,915
Credit Saison Co. Ltd.	67,043	882,795
Daicel Corp.	119,991	930,806
Dai-ichi Life Holdings, Inc.	75,266	1,658,318
Daikin Industries Ltd.	8,600	1,870,026
Daito Trust Construction Co. Ltd.	6,397	742,714
Daiwa House Industry Co. Ltd.	105,559	3,525,151
Daiwabo Holdings Co. Ltd.	57,449	920,783
DTS Corp.	23,505	540,427
EDION Corp.	79,881	753,808
Fujitsu Ltd.	12,713	2,305,879
Fuyo General Lease Co. Ltd.	12,039	828,154
Gunze Ltd.	14,500	566,676
Haseko Corp.	65,557	877,054
Hazama Ando Corp.	69,304	497,269
Heiwado Co. Ltd.	37,274	725,934
Hitachi Ltd.	87,273	5,160,958
Honda Motor Co. Ltd.	56,878	1,740,514
Isuzu Motors Ltd.	89,747	1,174,320
ITOCHU Corp.	88,012	2,566,043
Japan Airlines Co. Ltd.*	22,797	542,352
Japan Aviation Electronics Industry Ltd.	43,858	640,124
Kamigumi Co. Ltd.	43,195	909,722
Kandenko Co. Ltd.	97,948	813,999
Kaneka Corp.	18,297	764,417
KDDI Corp.	106,767	3,523,001
Keiyo Bank Ltd. (The)	91,050	365,721
K’s Holdings Corp.	64,392	667,144
Lintec Corp.	18,000	410,096
Makita Corp.	46,172	2,566,909
Marubeni Corp.	154,439	1,269,557
MatsukiyoCocokara & Co.	44,364	2,000,985
Medipal Holdings Corp.	36,137	681,876
MEIJI Holdings Co. Ltd.	12,400	799,167
Mitsubishi Chemical Holdings Corp.	71,017	648,047
Mitsubishi Gas Chemical Co., Inc.	51,213	1,006,443
Mitsubishi HC Capital, Inc.	156,654	817,337
Mitsubishi UFJ Financial Group, Inc.	183,769	1,079,593
Mitsui & Co. Ltd.	43,126	940,193
Mitsui Chemicals, Inc.	30,563	1,020,918
Mizuho Financial Group, Inc.	76,680	1,085,947
Nexon Co. Ltd.	63,708	1,026,415
Nikon Corp.	85,820	955,782
Nippon Telegraph & Telephone Corp.	110,787	3,061,703
Nippon Television Holdings, Inc.	62,635	706,091
Nishi-Nippon Financial Holdings, Inc.	101,398	649,792
Nomura Holdings, Inc.	281,032	1,377,113
Nomura Real Estate Holdings, Inc.	39,632	1,030,467
NS Solutions Corp.	21,495	728,267
Obayashi Corp.	82,575	683,168
ORIX Corp.	82,531	1,537,756
Rengo Co. Ltd.	125,931	987,888
Resona Holdings, Inc.	210,723	844,997
Ryohin Keikaku Co. Ltd.	78,576	1,753,543
Sankyu, Inc.	17,588	810,341
Sawai Group Holdings Co. Ltd.	18,069	841,548
Seino Holdings Co. Ltd.	94,888	1,148,998

A2

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Shimano, Inc.	8,400	$2,469,009
SKY Perfect JSAT Holdings, Inc.	162,755	625,551
Sojitz Corp.	71,401	1,173,165
Sompo Holdings, Inc.	25,812	1,119,941
Sumitomo Electric Industries Ltd.	86,300	1,144,504
Sumitomo Heavy Industries Ltd.	31,431	826,798
Sumitomo Mitsui Financial Group, Inc.	100,033	3,513,444
Suzuki Motor Corp.	42,929	1,903,482
Teijin Ltd.	50,139	712,231
Toho Holdings Co. Ltd.	13,368	217,412
Tokai Rika Co. Ltd.	3,609	51,705
Tokuyama Corp.	34,608	662,157
Towa Pharmaceutical Co. Ltd.	20,260	574,943
Toyota Boshoku Corp.	61,300	1,090,204
Toyota Motor Corp.	124,490	2,209,829
Tsubakimoto Chain Co.	22,134	682,482
Ube Industries Ltd.	39,015	764,118
Valor Holdings Co. Ltd.	18,136	390,628
Yamaha Corp.	35,961	2,257,542
Yokohama Rubber Co. Ltd. (The)	50,231	903,336
		99,553,363
Mexico — 0.3%
Arca Continental SAB de CV	218,580	1,330,869
Netherlands — 5.7%
ABN AMRO Bank NV, 144A, CVA*	72,000	1,031,729
Aegon NV	202,750	1,045,554
Akzo Nobel NV	21,340	2,330,103
ASR Nederland NV	19,553	892,040
ING Groep NV	82,667	1,200,387
JDE Peet’s NV	25,234	753,353
Koninklijke Ahold Delhaize NV	105,099	3,495,295
Koninklijke DSM NV	13,562	2,711,433
NN Group NV	29,878	1,560,777
Pharming Group NV*(a)	644,823	606,551
Royal Dutch Shell PLC (Class B Stock)	196,300	4,299,149
Signify NV, 144A	40,477	2,019,929
Universal Music Group NV*(a)	61,090	1,635,701
Wolters Kluwer NV	21,088	2,235,197
		25,817,198
New Zealand — 0.2%
Air New Zealand Ltd.*	588,676	661,671
Norway — 1.6%
DNB Bank ASA	66,060	1,507,153
Equinor ASA	91,004	2,311,056
Leroy Seafood Group ASA	55,987	462,818
Orkla ASA	103,066	946,781
Telenor ASA	114,571	1,930,952
		7,158,760
Portugal — 0.4%
Galp Energia SGPS SA	157,453	1,779,930
Singapore — 1.1%
DBS Group Holdings Ltd.	169,723	3,755,805
Hong Leong Asia Ltd.	218,763	130,428
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Venture Corp. Ltd.	68,070	$896,121
		4,782,354
South Africa — 1.2%
Anglo American PLC	114,658	4,050,010
Investec PLC	282,151	1,209,718
		5,259,728
South Korea — 0.6%
Osstem Implant Co. Ltd.	9,734	1,094,600
SK Hynix, Inc.	17,787	1,518,917
		2,613,517
Spain — 2.6%
Banco Santander SA*	1,015,426	3,666,195
Enagas SA	23,894	530,865
Endesa SA	45,115	909,674
Industria de Diseno Textil SA	69,088	2,537,302
Mapfre SA	440,932	961,134
Repsol SA	132,579	1,729,518
Telefonica SA	312,121	1,458,068
		11,792,756
Sweden — 2.6%
Betsson AB (Class B Stock)*	53,086	440,282
Boliden AB	36,023	1,155,237
Electrolux AB (Class B Stock)(a)	36,434	840,980
Sandvik AB	81,416	1,860,216
Securitas AB (Class B Stock)	51,829	819,083
Skanska AB (Class B Stock)	46,599	1,168,812
SKF AB (Class B Stock)	94,400	2,230,505
Swedish Orphan Biovitrum AB*	38,300	1,033,591
Volvo AB (Class B Stock)	104,094	2,333,365
		11,882,071
Switzerland — 6.5%
ABB Ltd.	91,328	3,057,550
Adecco Group AG	25,900	1,301,134
Baloise Holding AG	4,980	757,435
Credit Suisse Group AG	215,909	2,146,352
Helvetia Holding AG	9,845	1,071,522
Holcim Ltd.*	32,460	1,567,719
Novartis AG	82,719	6,774,465
Roche Holding AG	16,104	5,887,642
Swiss Life Holding AG	5,140	2,599,146
UBS Group AG	268,926	4,312,633
		29,475,598
United Kingdom — 11.4%
3i Group PLC	169,258	2,904,594
Aviva PLC	206,268	1,097,225
Babcock International Group PLC*	107,000	534,472
BAE Systems PLC	455,435	3,467,166
Barclays PLC	1,146,635	2,907,878
Barratt Developments PLC	86,620	763,879
Bellway PLC	18,046	795,747
Berkeley Group Holdings PLC	10,210	595,292

A3

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
British American Tobacco PLC	66,198	$2,321,741
BT Group PLC*	585,775	1,258,439
CK Hutchison Holdings Ltd.	238,933	1,591,068
Currys PLC	103,350	186,098
GlaxoSmithKline PLC	270,456	5,094,078
Go-Ahead Group PLC (The)*	39,335	425,907
Imperial Brands PLC	58,043	1,219,153
International Consolidated Airlines Group SA*(a)	129,175	309,302
J Sainsbury PLC	451,667	1,726,669
Kingfisher PLC	348,143	1,575,782
Legal & General Group PLC	251,269	946,736
Lloyds Banking Group PLC	2,272,860	1,408,507
Marks & Spencer Group PLC*	403,605	993,160
Micro Focus International PLC	128,787	705,753
Petershill Partners PLC, 144A*	258,843	1,220,678
Premier Foods PLC	45,749	72,670
Prudential PLC	96,404	1,877,584
Redrow PLC	102,152	912,260
RELX PLC	166,778	4,807,067
Tate & Lyle PLC	142,720	1,331,998
Taylor Wimpey PLC	307,895	639,075
Tesco PLC	1,189,544	4,047,039
Unilever PLC	45,236	2,446,915
Vesuvius PLC	49,226	324,321
Vistry Group PLC	41,721	685,834
		51,194,087
United States — 2.8%
Aon PLC (Class A Stock)	12,801	3,658,142
BRP, Inc.	14,510	1,343,086
Ferguson PLC	12,868	1,791,387
Medtronic PLC	38,070	4,772,074
Stellantis NV	65,299	1,241,432
		12,806,121

Total Common Stocks (cost $392,347,886)		431,311,681
Preferred Stocks — 1.3%
Germany
Porsche Automobil Holding SE (PRFC)	24,806	2,462,195
Volkswagen AG (PRFC)	13,804	3,072,586

Total Preferred Stocks (cost $4,594,909)		5,534,781

Units
Rights* — 0.0%
Germany
Deutsche Lufthansa AG, expiring 10/05/21	41,207	97,851
(cost $207,304)
	Units	Value
Warrants* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24	555	$4
(cost $0)

Total Long-Term Investments (cost $397,150,099)		436,944,317

	Shares
Short-Term Investments — 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	5,451,286	5,451,286
PGIM Institutional Money Market Fund (cost $3,040,451; includes $3,040,208 of cash collateral for securities on loan)(b)(wa)	3,042,276	3,040,451

Total Short-Term Investments (cost $8,491,737)		8,491,737

TOTAL INVESTMENTS—98.9% (cost $405,641,836)		445,436,054

Other assets in excess of liabilities — 1.1%		5,125,891

Net Assets — 100.0%		$450,561,945

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,844,710; cash collateral of $3,040,208 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4